Summary of Material Accounting Policies - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 24, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Line Items]
Impairment loss recognised for the asset or cash-generating unit			$ 0
Accumulated deficit			321,067,236	$ 278,386,749
Proceeds from issue of ordinary shares	$ 20,000,000		$ 23,027,787
Major ordinary share transactions [member]
Disclosure Of Significant Accounting Policies [Line Items]
Proceeds from issue of ordinary shares		$ 5,000,000